Commitments and Contingencies	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies [Abstract]
Commitments and Contingencies

10.Commitments and Contingencies

As at June 30, 2017, the Company had under construction two aframax tankers. The total contracted amount remaining to be paid for the two vessels under construction, plus the extra costs agreed as at June 30, 2017 was $66,908 from July to October 2017.

At June 30, 2017, there is a prepaid amount of $1,650 under an old shipbuilding contract which was terminated in 2014, which will be used against the contract price of future new buildings currently being discussed between the Company and the shipyard.

In the ordinary course of the shipping business, various claims and losses may arise from disputes with charterers, agents and other suppliers relating to the operations of the Company’s vessels. Management believes that all such matters are either adequately covered by insurance or are not expected to have a material adverse effect on the Company’s results from operations or financial condition.

Charters-out

The future minimum revenues of vessels in operation at June 30, 2017, before reduction for brokerage commissions, expected to be recognized on non-cancelable time charters are as follows:

Period/Year	Amount
July to December 2017	166,514
2018	223,755
2019	170,091
2020	161,761
2021 to 2028	502,246

Minimum charter payments	1,224,367

These amounts do not assume any off-hire.